Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 11,407	€ 12,407
Property, plant and equipment	12,160	16,590
Right-of-use assets	19,241	22,120
Other assets	2,973	1,967
Non-current assets	45,781	53,084
Current assets
Inventories	4,922	11,405
Trade receivables and contract assets	13,907	29,199
Other assets	5,848	8,286
Cash and cash equivalents	25,732	48,156
Current assets	50,409	97,046
Assets	96,190	150,130
Equity
Issued capital	2,701	2,654
Capital reserve	132,005	125,916
Retained earnings and other reserves	(97,523)	(62,888)
Noncontrolling interests	193	95
Equity	37,376	65,777
Non-current liabilities
Noncurrent loans	100	401
Lease liabilities	15,560	17,677
Deferred tax liabilities	248	207
Government grants	8,228	8,950
Non-current liabilities	24,136	27,235
Current liabilities
Government grants	1,375	1,342
Current loans	3,842	2,492
Lease liabilities	3,221	3,528
Trade payables	8,810	31,736
Liabilities from income taxes	177	58
Other liabilities	17,253	17,962
Current liabilities	34,678	57,118
Equity and liabilities	€ 96,190	€ 150,130